STOCKHOLDERS EQUITY (DEFICIT) (Narrative) (Details) (USD $)	12 Months Ended		45 Months Ended					1 Months Ended	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 10, 2013	Apr. 09, 2013	Mar. 28, 2013	Mar. 27, 2013	Jul. 19, 2013 Private Placement [Member]	Apr. 30, 2014 Private Placement [Member]
Common Stock, Shares Authorized	1,500,000,000	1,500,000,000	1,500,000,000	904,500,000	3,015,000	1,500,000,000	75,000,000		170,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Equity issuance, per share amount								$ 0.03	$ 0.07
Stock issued during the period								49,330,000
Proceeds from Issuance of Private Placement								$ 1,479,900	$ 11,900,000
Forgiveness of debt		3,785
Payments of Stock Issuance Costs	$ 31,104	$ 0	$ 31,104					$ 31,104